Annual Fund Operating Expenses - Transamerica Small Cap Value - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.92%